Shareholder Report, Average Annual Return (Details) 192639_Grayscale Bitcoin Premium Income ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Grayscale Bitcoin Premium Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Premium Income ETF NAV
Average Annual Return, Percent	0.47%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	22.67%
CoinDesk Bitcoin Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CoinDesk Bitcoin Index
Average Annual Return, Percent	3.05%